4b. Stockholders' Equity (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stockholders Equity Details Narrative
Proceeds from sale of stock	$ 3,481,300	$ 4,006,500	$ 5,380,632	$ 1,887,556
Offering costs incurred			$ 182,184